Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	JNL VARIABLE FUND LLC
Central Index Key	dei_EntityCentralIndexKey	0001072428
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	jvf
Document Creation Date	dei_DocumentCreationDate	Dec. 20, 2013
Document Effective Date	dei_DocumentEffectiveDate	Dec. 20, 2013
Prospectus Date	rr_ProspectusDate	Apr. 26, 2013
JNL/MC JNL OPTIMIZED 5 FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Strategy [Heading]	rr_StrategyHeading
In the summary prospectus for the JNL/Mellon Capital JNL Optimized 5 Fund, please delete the third bullet following the first paragraph of section entitled “Principal Investment Strategies” in its entirety and replace it with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
•	24% in the European 30 Strategy;